Christopher E. Palmer +1 202 346 4253 cpalmer@goodwinlaw.com	Goodwin Procter LLP 1900 N Street, NW Washington, DC 20036 goodwinlaw.com +1 202 346 4000

November 30, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	The Penn Insurance and Annuity Company

PIA Variable Annuity Account I

Initial Registration Statement on Form N-4

File Nos. 333-273819; 811-08720

Please find enclosed herewith a pre-effective amendment to the registration statement on Form N-4 filed on behalf of The Penn Insurance and Annuity Company (the “Company”) and its separate account, the PIA Variable Annuity Account I. The registration statement relates to a new individual variable contract, the Deferred Variable Annuity Contract.

We are also submitting a correspondence filing responding to staff comments on the initial filing.

Thank you for your attention to this filing. Please direct any comments or questions regarding this registration statement to Will Lane at 202.346.4304 or WLane@goodwinlaw.com or me at 202.346.4253 or CPalmer@goodwinlaw.com. Additionally, if there is anything that can be provided to help facilitate your review, please contact Will or me.

Sincerely,

/s/ Christopher E. Palmer

Christopher E. Palmer